UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Raven Rock Capital Management, LLC
Address: 55 Vilcom Centre Drive, Suite 240, Chapel Hill, NC, 27515

Form 13F File Number: 28-15181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rich Godfrey
Title: Chief Operating Officer
Phone: (919) 442-5226

Signature, Place, and Date of Signing:

     RICH GODFREY        Chapel Hill, NC           May 9, 2013
    -----------------  ---------------------    --------------------
     [Signature]          [City, State]                 [Date]



[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0



Form 13F Information Table Entry Total: 32



Form 13F Information Table Value Total: $84,061 (thousands)



List of Other Included Managers: NONE

No.  Form 13F File Number   Name
---  --------------------   ----
1    028-15181              Raven Rock Credit Master Fund L.P.

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FORM 13F INFORMATION TABLE
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COLUMN 1           COLUMN 2          COLUMN 3     COLUMN 4      COLUMN 5                COLUMN 6   COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                       VALUE         SHRS OR    SH/    PUT   Investment Other     Voting Authority

ISSUE              CLASS	     CUSIP        (x$1000)      PRN AMT    PRN    CALL  Discretion Manager   Sole       Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

ACCURAY INC 	   NOTE 3.500% 2/0   004397AC9	    2,629	2,440,000   PRN		SOLE		     2,440,000

AFFYMETRIX INC 	   NOTE 4.000% 7/0   00826TAH1	    2,109	2,000,000   PRN		SOLE		     2,000,000

ANNALY CAP MGMT    NOTE 5.000% 5/1   035710AB8      2,891	2,780,000   PRN		SOLE		     2,780,000
INC

BARRETT BILL CORP  NOTE 5.000% 3/1   06846NAA2	      508	  500,000   PRN		SOLE		       500,000

CARRIZO OIL AND    NOTE 4.375% 6/0   144577AA1      1,766	1,750,000   PRN		SOLE		     1,750,000
GAS INC

COBALT INTL        NOTE 2.625%12/0   19075FAA4	    8,311	7,385,000   PRN		SOLE		     7,385,000
ENERGY INC

CUBIST 	           NOTE 2.500%11/0   229678AD9	    3,429	2,000,000   PRN		SOLE		     2,000,000
PHARMACEUTICALS

DENDREON CORP 	   NOTE 2.875% 1/1   24823QAC1	    1,836	2,350,000   PRN		SOLE		     2,350,000

ENCORE CAP  	   NOTE 3.000%11/2   292554AC6	    1,946	1,690,000   PRN		SOLE		     1,690,000
GROUP INC

EQUINIX INC 	   NOTE 4.750% 6/1   29444UAH9	    3,460	1,300,000   PRN		SOLE		     1,300,000

EXELIXIS INC 	   NOTE 4.250% 8/1   30161QAC8	    2,968	3,000,000   PRN		SOLE		     3,000,000

FIDELITY  	   NOTE 4.250% 8/1   31620RAE5	    2,044	1,500,000   PRN		SOLE		     1,500,000
NATIONAL FIN

GENCORP INC 	   SDCV 4.062%12/3   368682AN0	    4,528	2,875,000   PRN		SOLE		     2,875,000

GENERAL CABLE  	   FRNT 4.500%11/1   369300AL2	    4,805	3,810,000   PRN		SOLE		     3,810,000
CORP DEL NEW

GENESEE AND WYO    UNIT 10/01/2015   371559204	    4,214	   32,500   PRN		SOLE		        32,500
INC

GREENBRIER COS 	   NOTE 2.375% 5/1   393657AD3	    1,390	1,390,000   PRN		SOLE		     1,390,000
INC

GREENBRIER COS 	   NOTE 3.500% 4/0   393657AH4	    2,007	2,000,000   PRN		SOLE		     2,000,000
INC

HELIX ENERGY  I    NOTE 3.250% 3/1   42330PAG2	    1,830	1,480,000   PRN		SOLE		     1,480,000
SOLUTIONS GRP

INSULET CORP 	   NOTE 3.750% 6/1   45784PAC5	    2,985	3,350,000   PRN		SOLE		     3,350,000

L-3  		   DEBT 3.000% 8/0   502413AW7	    1,183	1,165,000   PRN		SOLE		     1,165,000
COMMUNICATIONS

M/I HOMES INC 	   NOTE 3.000% 3/0   55292PAB1	    1,530	1,480,000   PRN		SOLE		     1,480,000

M/I HOMES INC 	   NOTE 3.250% 9/1   55292PAA3	    2,385	1,885,000   PRN		SOLE		     1,885,000

NEWPARK RES INC    NOTE 4.000%10/0   651718AC2	    2,320	1,957,000   PRN		SOLE		     1,957,000

OMNICARE INC 	   DBCV 3.250%12/1   681904AL2	    1,644	1,632,000   PRN		SOLE		     1,632,000

ONYX  		   NOTE 4.000% 8/1   683399AB5	    3,528	1,500,000   PRN		SOLE		     1,500,000
PHARMACEUTICALS

SAVIENT  	   NOTE 4.750% 2/0   80517QAA8	      215	  860,000   PRN		SOLE		       860,000
PHARMACEUTICALS

THERAVANCE INC 	   NOTE 2.125% 1/1   88338TAB0	    3,314	3,000,000   PRN		SOLE		     3,000,000

THOMPSON CREEK     UNIT 99/99/9999   884768300	      229	   14,000   PRN		SOLE		        14,000
METALS CO INC

TYSON FOODS INC    NOTE 3.250%10/1   902494AP8	    2,788	1,875,000   PRN		SOLE		     1,875,000

VECTOR GROUP LTD   FRNT 1/1	     92240MAY4	    2,432	2 090,000   PRN		SOLE		     2,090,000

VERISIGN INC 	   SDCV 3.250% 8/1   92343EAD4	    3m537	2,375,000   PRN		SOLE		     2,375,000

WABASH NATL CORP   NOTE 3.375% 5/0   929566AH0	    3m299	2,670,000   PRN		SOLE		     2,670,000
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